Membership Interests	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Membership Interests
13. Membership Interests
The Company has authorized five classes of membership interests, consisting of a class of common units of the Company known as the Class A Common Units (the “Class A Units”), a class of preferred units of the Company known as the Class B Preferred Units (the “Class B Units”), a class of preferred units of the Company known as the
Class B-1
Preferred Units (the
“Class B-1
Units”), a class of preferred units of the Company known as the
Class B-2
Preferred Units (the
“Class B-2
Units”, and together with the Class B Units and the
Class B-1
Units, the “Preferred Units”) and an additional class of common units of the Company to be granted to employees, officers, and directors pursuant to an incentive plan, known as the Class C Common Units (the “Class C Units” and, together with the Class A Units, the “Common Units,” and the Common Units together with the Preferred Units, the “Units”).
The Company is authorized to issue up to 6,426,208 Units in the aggregate, of which 5,997,632 are designated as Class A Units, one Unit is designated as a Class B Unit, two Units are designated as
Class B-1
Units, two Units are designated as
Class B-2
Units and 428,571 Units are designated as Class C Units.
As of September 25, 2021, there were 5,997,632 Class A Units, one Class B Unit, one
Class B-1
Unit and 428,571 Class C Units outstanding.
During the period ended September 25, 2021, the Company received no member contribution from the holder of the
Class B-1
Unit. During the period ended September 26, 2020, the Company received $100.0 million in member contributions from the holder of the
Class B-1
Unit. These contributions are reflected as in increase in the carrying value of the
Class B-1
Unit. The Company recorded a cumulative preferred return with respect to the holder of the
Class B-1
Unit of $11.1 million and $8.7 million for the years ended September 25, 2021 and September 26, 2020, respectively. The Company recorded a cumulative preferred return with respect to the holder of the Class B Unit of $21.9 million and $20.8 million for the years ended September 25, 2021 and September 26, 2020, respectively.
Voting Rights
Each holder of Class A Units and Class C Units shall have the right to one vote per the Class A Unit or Class C Unit, respectively. Except as required by law, the Preferred Units do not have any voting rights.
Preferred Return
The holder of the Preferred Units shall be entitled to receive, in preference to the holders of the Class A Units and the Class C Units, a cumulative preferred return at a rate per annum of 5%, compounded annually, on the unreturned preferred capital of the holder’s Preferred Units (the “Preferred Return”). The Class A Units and Class C Units have no stated returns or dividends.
Liquidation Rights
In the event of liquidation, dissolution, or winding up of the Company, the five classes of membership interests rank in the following order of priority: the
Class B-2
Units are the most senior, followed by
Class B-1
Unit, then the Class B Unit, and then both the Class A Units and Class C Units treated as a single class. The holders of the Preferred Units are entitled to a liquidation preference equal to the sum of the Unreturned Preferred Capital (defined as the initial investment and subsequent contributions, less distributions, if any) and the applicable unpaid Preferred Return (collectively, the “Liquidation Preference”) in the order described in the preceding sentence, prior to any distribution to holders of the Class A Units and Class C Units. Upon the payment in full of the Liquidation Preference, any remaining assets available for distribution shall be distributed ratably to the holders of the Class A Units and Class C Units, however, for the Class C Units only to the extent that the value exceeds the applicable Hurdle Value (see Note 15). Any remaining value that does not exceed the Hurdle Value for any particular Class C Unit shall be distributed to the holders of Class A Units (and any other Class C Units entitled to share in the distribution) based on their respective pro rata holdings of all such Class A (and Class C) Units.
The Company classifies its redeemable Preferred Units (Class B,
B-1,
and
B-2
Units) as mezzanine equity, or outside of members’ deficit, because the units contain liquidation features that are not solely within the Company’s control.
As of September 25, 2021, the aggregate Liquidation Preference for the Class B and
B-1
Units was $691.3 million.
Redemption Rights
Upon written notice by the holders of a majority of a class of Preferred Units, the Company shall redeem all of the outstanding Preferred Units of such class. The redemption price payable to each holder of the class of Preferred Units shall equal the Liquidation Preference of the Preferred Units being redeemed. The Class C Units are subject to a put feature that allow holders to redeem vested Class C Units, subject to certain terms and conditions (see Note 15). The Class A Units do not have any redemption rights. Accordingly, the Preferred Units and the Class C Units are classified outside of permanent members’ deficit because they are redeemable by the holders.